Note 14 - Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price

Outstanding at beginning of year	-	$-	-	$-	5,146	$9.66
Expired	-	-	-	-	(5,146)	9.66

Outstanding and exercisable at end of year	-	$-	-	$-	-	$-